CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 01, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Nov. 30, 2018 USD ($)
Share repurchase program, authorized amount | $			$ 30,000
Repurchase of ordinary share		¥ 21,367
Share Repurchase Plan [Member]
Repurchase of ordinary shares		825,174,000
American Depository Shares [Member]
Repurchase of ordinary shares, not settled | ¥		¥ 2,093
American Depository Shares [Member] | Share Repurchase Plan [Member]
Repurchase of ordinary shares		412,587,000
Repurchase of ordinary share | ¥		¥ 23,460
Edge Franchising Co Limited Edge Franchising [Member]
Issuance of ordinary shares for business acquisition, Shares	216,021
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%